COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2022
COMMITMENTS AND CONTINGENCIES
COMMITMENTS AND CONTINGENCIES
20.	COMMITMENTS AND CONTINGENCIES

Capital expenditure commitments

The Group has commitments for the construction of a data center of RMB34,287 (US$4,971) at December 31, 2022, which are scheduled to be paid within one year.

In October 2022, the Company entered into share purchase agreements with the non-controlling shareholders of Camelot Technology to acquire an aggregate of 9.50% of equity interests in Camelot Technology for a total cash consideration of RMB456,000 (US$66,114), of which will be settled in five installments by the end of 2024. As of December 31, 2022, the transaction was not completed.

20.	COMMITMENTS AND CONTINGENCIES (Continued)

Other commitments

On May 23, 2022 and June 9, 2022, the Group entered into two non-cancelable one-year internet data center service agreements pursuant to which the Group has total contractual minimum purchase commitments amounting to RMB1,250,000 (US$181,233). As of December 31, 2022, the remaining purchase commitment is RMB254,303 (US$36,870).

Contingencies

The Group is currently not involved in any legal or administrative proceedings that may have a material adverse impact on the Group’s business, financial position or results of operations.